Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Sep. 30, 2016
Valuation and Qualifying Accounts [Abstract]
Schedule II Valuation and Qualifying Accounts
ATMOS ENERGY CORPORATION
Valuation and Qualifying Accounts
Three Years Ended September 30, 2016

		Additions
	Balance at beginning of period	Charged to cost & expenses	Charged to other accounts	Deductions		Balance at end of period
		(In thousands)
2016
Allowance for doubtful accounts	$12,934	$10,414	$—	$12,292	(1)	$11,056
2015
Allowance for doubtful accounts	$20,659	$15,923	$—	$23,648	(1)	$12,934
2014
Allowance for doubtful accounts	$18,462	$18,183	$—	$15,986	(1)	$20,659

(1)	Uncollectible accounts written off.